Consolidated Statements of Income and Comprehensive Income (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Statement [Abstract]
Revenues services - related parties	¥ 5,576	$ 764	¥ 3,995	¥ 3,679
Cost of revenues services - related parties	2,580	353	1,420	1,114
General and administrative expenses services - related parties	¥ 220	$ 30	¥ 252	¥ 211